Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	$ 2,197,317	$ 3,619,485	$ 2,360,252
Cattle [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	144,225	(101)	2,488
Grain [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	104,210	114,097	192,828	$ 130,523
Firm contracts of cattle purchase [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	2,869,811	3,230,355	2,514,530
Firm contracts of cattle purchase [Member] | Cattle [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE			2,873
Exposure subtotal [Member] | Cattle [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE			2,873
Future contracts [Member] | Cattle [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	144,225	(101)	(385)
Future contracts [Member] | Grain [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	38,524		(948)	(17,218)
Derivatives subtotal [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	(672,494)	389,130	(154,278)
Derivatives subtotal [Member] | Cattle [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE		(101)	(385)
Derivatives subtotal [Member] | Grain [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	38,524		(31,938)	(216,051)
Purchase orders [Member] | Grain [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	65,686	114,097	224,766	346,574
Operating Subtotal [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	2,869,811	3,230,355	2,514,530
Operating Subtotal [Member] | Grain [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	65,686	114,097	224,766	346,574
Brazil Cash basis [Member] | Grain [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE				3,542
Non-Deliverable Forwards [Member] | Grain [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE			(30,990)	$ (202,375)
Deliverable Forwards [Member]
Risk Management and Financial Instruments (Details) - Schedule of Exposure in Commodities [Line Items]
NET EXPOSURE	$ (672,494)	$ 389,130	$ (154,278)